Employee Benefits (Details 3)	12 Months Ended
	Dec. 31, 2025 segment shares R$ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement | shares	17,590,651,000	18,638,934,000	20,779,764,000
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement	11,306,955,000
Date of grant 2018 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 88,800
Remaining expected life	9 months 10 days
Number of share options outstanding in share-based payment arrangement	590,781,000
Date of grant 2018 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Date of grant 2018 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	4 years
Date of grant 2019 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 136,080.00
Remaining expected life	1 year 2 months 1 day
Number of share options outstanding in share-based payment arrangement	3,408,000
Date of grant 2019 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2019 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Date of grant 2020 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 163,180
Remaining expected life	3 years 1 month 13 days
Number of share options outstanding in share-based payment arrangement	112,403,000
Date of grant 2020 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2020 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Date of grant 2021 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 348,490
Remaining expected life	2 years 9 months 21 days
Number of share options outstanding in share-based payment arrangement	468,284,000
Date of grant 2021 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2021 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2022 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 49,560
Remaining expected life	1 year 1 month 24 days
Number of share options outstanding in share-based payment arrangement	2,760,168,000
Date of grant 2022 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2022 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2023 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 52,220
Remaining expected life	1 year 2 months 12 days
Number of share options outstanding in share-based payment arrangement	1,553,577,000
Date of grant 2023 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Date of grant 2023 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2024 [Member] | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 76,500
Remaining expected life	1 year 9 months 3 days
Number of share options outstanding in share-based payment arrangement	2,492,156,000
Date of grant 2024 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	8 years
Date of grant 2024 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2025 | Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 54,860
Remaining expected life	2 years 3 months 7 days
Number of share options outstanding in share-based payment arrangement	3,326,178,000
Date of grant 2025 | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Date of grant 2025 | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year